Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense [Abstract]
Income tax loss (income)	$ 3,942	$ (2,168)
Profit before income tax	26,215	$ 28,623
Unused Tax Losses [Member] | UK Wind 1 and UK Wind 2 [Member]
Income Tax Expense [Abstract]
Deferred tax income	$ (14,000)